Cover	Aug. 21, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 21, 2023
Entity Registrant Name	BETTER HOME & FINANCE HOLDING COMPANY
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40143
Entity Tax Identification Number	93-3029990
Entity Address, Address Line One	175 Greenwich Street
Entity Address, Address Line Two	57th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10007
City Area Code	415
Local Phone Number	523-8837
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001835856
Amendment Flag	false
Former Fiscal Year End Date	--12-31
Current Fiscal Year End Date	--12-31
Common Class A
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	BETR
Security Exchange Name	NASDAQ
Warrants Exercisable For One Share Of Class A Common Stock
Document Information [Line Items]
Title of 12(b) Security	Warrants exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	BETRW
Security Exchange Name	NASDAQ